Supplementary Financial Information (Schedule of Property, Plant and Equipment - Net) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant and Equipment [Line Items]
Total assets in service	$ 38,086	$ 35,963	$ 33,256
Less accumulated depreciation	9,640	9,301	9,054
Net of accumulated depreciation	28,446	26,662	24,202
Construction work in progress	2,178	1,339	953
Held for future use	83	56	48
Property, plant and equipment - net	30,707	28,057	25,203
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 20,259	$ 18,865	17,226
Composite depreciation rate	2.70%	2.80%
Avg. life	36 years 4 months 24 days	36 years 3 months 18 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 15,739	$ 15,001	13,874
Composite depreciation rate	2.40%	2.40%
Avg. life	42 years	42 years 2 months 12 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 2,088	$ 2,097	$ 2,156
Composite depreciation rate	7.90%	7.80%
Avg. life	12 years 7 months 6 days	12 years 10 months 24 days